Fair Value of Financial Instruments and Risk Management - Summary of Principal Repayments, Interest Payments and Related Weighted Average Interest Rates (Detail) (CAD)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term Debt Principal Repayments, 1 year	550
Long-term Debt Principal Repayments, 2 years	500
Long-term Debt Principal Repayments, 3 years	600
Long-term Debt Principal Repayments, 4 years	750
Long-term Debt Principal Repayments, 5 years	228
Long-term Debt Principal Repayments, After 5 years Total	2,628
Long-term Debt Principal Repayments, 6 - 10 years	900
Long-term Debt Principal Repayments, Over 10 years	5,395
Long-term Debt Principal Repayments	8,923	9,045
Interest Payments	7,765
Weighted Average Interest Rate	4.70%
1 Year [Member]
Debt Instrument [Line Items]
Interest Payments	419
Weighted Average Interest Rate	2.80%
2 Years [Member]
Debt Instrument [Line Items]
Interest Payments	393
Weighted Average Interest Rate	4.30%
3 Years [Member]
Debt Instrument [Line Items]
Interest Payments	381
Weighted Average Interest Rate	5.20%
4 Years [Member]
Debt Instrument [Line Items]
Interest Payments	350
Weighted Average Interest Rate	2.80%
5 Years [Member]
Debt Instrument [Line Items]
Interest Payments	327
Weighted Average Interest Rate	1.60%
5 Years, Total [Member]
Debt Instrument [Line Items]
Interest Payments	1,870
Weighted Average Interest Rate	3.50%
6-10 Years [Member]
Debt Instrument [Line Items]
Interest Payments	1,522
Weighted Average Interest Rate	3.60%
Over 10 Years [Member]
Debt Instrument [Line Items]
Interest Payments	4,373
Weighted Average Interest Rate	5.40%